Condensed Statements of Redeemable Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) - USD ($)		Redeemable Convertible Preferred Stock Jasper Therapeutics, Inc. [Member]	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital Jasper Therapeutics, Inc. [Member]	Additional Paid-In Capital	Retained Earnings/ (Accumulated Deficit) Jasper Therapeutics, Inc. [Member]	Retained Earnings/ (Accumulated Deficit)	Common Stock Jasper Therapeutics, Inc. [Member]	Redeemable Convertible Preferred Stock Jasper Therapeutics, Inc. [Member]	Jasper Therapeutics, Inc. [Member]	Total
Balance at Dec. 31, 2018					$ 32,000		$ (157,000)		$ 8,000		$ (117,000)
Balance (in Shares) at Dec. 31, 2018									8,000,000
Issuance of common stock upon exchange of convertible notes					356,000				$ 2,000		358,000
Issuance of common stock upon exchange of convertible notes (in Shares)									1,544,882
Issuance of Series A – 2 redeemable convertible preferred stock to in exchange for license		862,000
Issuance of Series A – 2 redeemable convertible preferred stock to in exchange for license (in Shares)										100
Issuance of Series A – 1 redeemable convertible preferred stock for cash		23,318,000
Issuance of Series A – 1 redeemable convertible preferred stock for cash (in Shares)										37,309,218
Issuance of Series A – 1 redeemable convertible preferred stock upon exchange of convertible notes		1,656,000
Issuance of Series A – 1 redeemable convertible preferred stock upon exchange of convertible notes (in Shares)										2,549,899
Vesting of founders’ restricted stock					6,000						6,000
Stock – based compensation expense					6,000						6,000
Net income (loss)							(4,987,000)				(4,987,000)
Balance at Dec. 31, 2019		25,836,000	$ 142	$ 288	400,000	$ 5,595,951	(5,144,000)	$ (596,380)	$ 10,000	$ 25,836,000	(4,734,000)	$ 5,000,001
Balance (in Shares) at Dec. 31, 2019			1,415,773	2,875,000					9,544,882	39,859,217
Balance at Aug. 12, 2019
Balance (in Shares) at Aug. 12, 2019
Issuance of Class B common stock to Sponsor	[1]			$ 288		24,712						25,000
Issuance of Class B common stock to Sponsor (in Shares)	[1]			2,875,000
Sale of 10,000,000 Units, net of underwriting discount, offering costs and fair value of Public Warrants			$ 1,000			90,479,479						90,480,479
Sale of 10,000,000 Units, net of underwriting discount, offering costs and fair value of Public Warrants (in Shares)			10,000,000
Excess of proceeds over the fair value of Private Placement Warrants						933,172						933,172
Excess of proceeds over the fair value of Private Placement Warrants (in Shares)
Class A common stock subject to possible redemption			$ (858)			(85,841,412)						(85,842,270)
Class A common stock subject to possible redemption (in Shares)			(8,584,227)
Net income (loss)								(596,380)				(596,380)
Balance at Dec. 31, 2019		25,836,000	$ 142	$ 288	400,000	5,595,951	(5,144,000)	(596,380)	$ 10,000	$ 25,836,000	(4,734,000)	5,000,001
Balance (in Shares) at Dec. 31, 2019			1,415,773	2,875,000					9,544,882	39,859,217
Change in value of Class A common stock subject to possible redemption			$ (15)			(1,428,835)						(1,428,850)
Change in value of Class A common stock subject to possible redemption (in Shares)			(142,885)
Forfeiture of Class B common stock by Sponsor				$ (38)		38
Forfeiture of Class B common stock by Sponsor (in Shares)				(375,000)
Net income (loss)								1,428,859				1,428,859
Balance at Mar. 31, 2020			$ 127	$ 250		4,167,154		832,479				5,000,010
Balance (in Shares) at Mar. 31, 2020			1,272,888	2,500,000
Balance at Dec. 31, 2019		25,836,000	$ 142	$ 288	400,000	5,595,951	(5,144,000)	(596,380)	$ 10,000	$ 25,836,000	(4,734,000)	5,000,001
Balance (in Shares) at Dec. 31, 2019			1,415,773	2,875,000					9,544,882	39,859,217
Issuance of Series A – 1 redeemable convertible preferred stock for cash										$ 484,000
Issuance of Series A – 1 redeemable convertible preferred stock for cash (in Shares)										645,225
Vesting of founders’ restricted stock					5,000						5,000
Stock – based compensation expense					457,000						457,000
Net income (loss)							(10,857,000)				(10,857,000)
Balance at Jun. 30, 2020			$ 162	$ 250	862,000	7,599,169	(16,001,000)	(2,599,580)	$ 10,000	$ 26,320,000	(15,129,000)	5,000,001
Balance (in Shares) at Jun. 30, 2020			1,616,093	2,500,000					9,544,882	40,504,442
Balance at Dec. 31, 2019		25,836,000	$ 142	$ 288	400,000	5,595,951	(5,144,000)	(596,380)	$ 10,000	$ 25,836,000	(4,734,000)	5,000,001
Balance (in Shares) at Dec. 31, 2019			1,415,773	2,875,000					9,544,882	39,859,217
Issuance of common stock upon exercise of stock options					53,000						$ 53,000
Issuance of common stock upon exercise of stock options (in Shares)									267,153		267,153
Settlement of the redeemable convertible preferred stock tranche liability		6,770,000
Change in value of Class A common stock subject to possible redemption			$ 64			6,480,646						6,480,710
Change in value of Class A common stock subject to possible redemption (in Shares)			648,071
Forfeiture of Class B common stock by Sponsor				$ (38)		38
Forfeiture of Class B common stock by Sponsor (in Shares)				(375,000)
Issuance of Series A – 1 redeemable convertible preferred stock for cash		11,234,000
Issuance of Series A – 1 redeemable convertible preferred stock for cash (in Shares)										14,961,379
Vesting of founders’ restricted stock					10,000						10,000
Stock – based compensation expense					1,210,000						1,210,000
Net income (loss)							(31,669,000)	(6,480,701)			(31,669,000)	(6,480,701)
Balance at Dec. 31, 2020		43,840,000	$ 206	$ 250	1,673,000	12,076,635	(36,813,000)	(7,077,081)	$ 10,000	$ 43,840,000	(35,130,000)	5,000,010
Balance (in Shares) at Dec. 31, 2020			2,063,844	2,500,000					9,812,035	54,820,596
Balance at Mar. 31, 2020			$ 127	$ 250		4,167,154		832,479				5,000,010
Balance (in Shares) at Mar. 31, 2020			1,272,888	2,500,000
Change in value of Class A common stock subject to possible redemption			$ 35			3,432,015						3,432,050
Change in value of Class A common stock subject to possible redemption (in Shares)			343,205
Net income (loss)								(3,432,059)				(3,432,059)
Balance at Jun. 30, 2020			$ 162	$ 250	862,000	7,599,169	(16,001,000)	(2,599,580)	$ 10,000	$ 26,320,000	(15,129,000)	5,000,001
Balance (in Shares) at Jun. 30, 2020			1,616,093	2,500,000					9,544,882	40,504,442
Balance at Dec. 31, 2020		43,840,000	$ 206	$ 250	1,673,000	12,076,635	(36,813,000)	(7,077,081)	$ 10,000	$ 43,840,000	(35,130,000)	5,000,010
Balance (in Shares) at Dec. 31, 2020			2,063,844	2,500,000					9,812,035	54,820,596
Change in value of Class A common stock subject to possible redemption			$ (56)			(5,498,024)						(5,498,080)
Change in value of Class A common stock subject to possible redemption (in Shares)			(549,808)
Net income (loss)								5,498,071				5,498,071
Balance at Mar. 31, 2021			$ 150	$ 250		6,578,611		(1,579,010)				5,000,001
Balance (in Shares) at Mar. 31, 2021			1,514,036	2,500,000
Balance at Dec. 31, 2020		$ 43,840,000	$ 206	$ 250	1,673,000	12,076,635	(36,813,000)	(7,077,081)	$ 10,000	$ 43,840,000	(35,130,000)	5,000,010
Balance (in Shares) at Dec. 31, 2020			2,063,844	2,500,000					9,812,035	54,820,596
Issuance of common stock upon exercise of stock options					70,000						70,000
Issuance of common stock upon exercise of stock options (in Shares)									348,932
Settlement of the redeemable convertible preferred stock tranche liability										11,659,000
Issuance of Series A – 1 redeemable convertible preferred stock for cash										$ 10,750,000
Issuance of Series A – 1 redeemable convertible preferred stock for cash (in Shares)										14,316,146
Vesting of founders’ restricted stock					5,000						5,000
Stock – based compensation expense					622,000						622,000
Net income (loss)							(18,168,000)				(18,168,000)
Balance at Jun. 30, 2021			$ 187	$ 250	2,370,000	10,148,114	(54,981,000)	(5,148,544)	$ 10,000	$ 66,249,000	(52,601,000)	5,000,007
Balance (in Shares) at Jun. 30, 2021			1,870,990	2,500,000					10,160,967	69,136,742
Balance at Mar. 31, 2021			$ 150	$ 250		6,578,611		(1,579,010)				5,000,001
Balance (in Shares) at Mar. 31, 2021			1,514,036	2,500,000
Change in value of Class A common stock subject to possible redemption			$ 37			3,569,503						3,569,540
Change in value of Class A common stock subject to possible redemption (in Shares)			356,954
Net income (loss)								(3,569,534)				(3,569,534)
Balance at Jun. 30, 2021			$ 187	$ 250	$ 2,370,000	$ 10,148,114	$ (54,981,000)	$ (5,148,544)	$ 10,000	$ 66,249,000	$ (52,601,000)	$ 5,000,007
Balance (in Shares) at Jun. 30, 2021			1,870,990	2,500,000					10,160,967	69,136,742

[1]	Included 375,000 Class B shares subject to forfeiture if the over-allotment option is not exercised in full or in party by the underwriters.